Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share-based Payment
a)
For the year ended December 31, 2025, the Company’s share-based payment arrangements was as follows:

Type of arrangement	Grant date	Quantity granted (in thousand shares)	Contract period	Vesting conditions
Treasury shares transferred to employees	2025/11/11	4,565	—	Vested immediately
c)
Details of the Company’s share-based payment transactions granted at the grant date is as follows:

Type of arrangement	Grant date	Share price	Exercise price	Fair value per unit
		NT$	NT$	NT$
Treasury shares transferred to employees	2025/11/11	36.40	28.22	8.18

Details of Share-based Payment Arrangements
b)
Details of the share-based payment arrangements is as follows:

2025
	Number of options	Weighted-average exercise price
	In thousand shares	NT$
Options outstanding at January 1	—	—
Options granted	4,565	28.22
Options exercised	(4,565)	28.22
Options outstanding at December 31	—	—
Options exercisable at December 31	—	—